Consolidated Statements of Financial Position - ILS (₪) ₪ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		₪ 196,217	₪ 37,888
Restricted cash		21,083	40
Trade receivables, net		17,407	12,466
Other receivables		33,244	3,680
Inventory		62,313	19,049
Biological assets		5,566	3,153
Financial assets measured at fair value through profit or loss		330	376
Total Current assets		336,160	76,652
Non-current assets
Property, plant and equipment and right-of-use asset		86,509	53,470
Goodwill		258,070	190,103
Deferred tax assets		3,020	2,904
Financial assets measured at fair value through profit or loss		2,565	3,141
Total Non-current assets		350,164	249,618
Total assets	[1]	686,324	326,270
Current liabilities
Short term loan and current maturities		70,559	357
Trade payables		64,474	18,622
Other payables		41,050	9,437
Contingent consideration		15,780
Short term loan from non-controlling interest		1,722	1,461
Total Current liabilities		193,585	29,877
Non-current liabilities
Long term loan		11,877	388
Liabilities in respect of employee benefits		224	155
Loan from related party		76	241
Lease liability		21,371	3,500
Total Non-current liabilities		33,548	4,284
Total liabilities		227,133	34,161
Equity
Share capital, premium and other reserves		623,567	452,259
Capital reserve for transactions with controlling shareholder		2,388	2,388
Receipts on account of shares		8,541	11,017
Accumulated losses		(186,468)	(191,158)
Equity attributable to owners of the Company		448,028	274,506
Non-controlling interests		11,163	17,603
Total equity		459,191	292,109
Total equity and liabilities		₪ 686,324	₪ 326,270

[1]	In 2019 the Company consolidated Canndoc’s operating results for the first time, beginning in February 2019.